Restructuring Charges and Other Revenues	12 Months Ended
Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Restructuring Charges and Other Revenues

23. Restructuring Charges and Other Revenues

For the year ended December 31, 2015, $4.7 million of restructuring charges, of which $4.4 million related to the termination of the employment of certain seafarers upon the expiration of a time-charter out contract. This $4.4 million termination charge was recovered from the customer and the recovery is reflected in other revenues on the consolidated statements of income (loss). The remaining $0.3 million of restructuring costs related to severance payments made in relation to the acquisition of the ship-to-ship business (see note 24). At December 31, 2015, no amounts of restructuring liabilities were owed to seafarers and no amounts of receivables were recoverable from the customer.

The Company also earned $17.7 million under its lightering support operations (see note 7) and amortized $4.8 million of its in-process revenue contracts which is included in other revenues on the consolidated statements of income (loss) (see note 9).